Goodwill (Tables)	3 Months Ended
Mar. 31, 2026
Goodwill [Abstract]
Schedule of Changes in Goodwill
	March 31, 2026	December 31, 2025
Balance at the beginning of the period	5,852,575	5,417,134
Business combination adjustments	(8)	1,981
Exchange rate variation	114,088	433,460
Balance at the end of the period	5,966,655	5,852,575

Schedule of Significant Amounts of Goodwill Allocated
CGU	March 31, 2026	December 31, 2025
Brazil Beef	1,737,733	1,648,358
Seara	716,732	680,005
USA Pork	694,534	694,534
Australia Smallgoods	313,493	306,082
Australia Meat	283,580	276,876
PPC - Fresh Poultry	470,898	479,404
PPC - Fresh Pork/Lamb	166,968	168,859
PPC - Food Service	182,545	185,841
PPC - Added Value	343,054	349,816
Others CGUs without significant goodwill (1)	1,057,118	1,062,800
Total	5,966,655	5,852,575
(1)	These correspond to 12 Cash Generating Units (CGUs) which, because their individual values are immaterial, have been grouped in the ‘Others’ category.